S000062125 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	89 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Universal Index
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	0.06%	2.38%
ICE BofA® US High Yield Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.50%	4.50%	5.30%
Northern Trust High Yield Value-Scored US Corporate Bond Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.31%	5.02%	6.36%
FlexShares High Yield Value-Scored Bond Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		7.89%	3.92%	5.11%
Performance Inception Date				Jul. 17, 2018
FlexShares High Yield Value-Scored Bond Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.65%	0.77%	1.96%
FlexShares High Yield Value-Scored Bond Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.60%	1.58%	2.49%

[1]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
[2]	Reflects no deduction for fees, expenses or taxes.